Equity	9 Months Ended
Mar. 31, 2022
Disclosure Of Classes Of Share Capital [Abstract]
Equity

8. Equity

a. Contributed equity

(i) Share capital

	As of March 31,
	2022	2021	2022	2021
	Shares No.		(U.S. dollars, in thousands)
Contributed equity
(i) Share capital
Ordinary shares	650,454,551	648,696,070	1,165,309	1,162,188
Less: Treasury Shares	(542,903)	(1,296,649)	—	—
Total Contributed Equity	649,911,648	647,399,421	1,165,309	1,162,188

(ii) Movements in ordinary share capital

	As of March 31,		As of March 31,
	2022	2021	2022	2021
	Shares No.		(U.S. dollars, in thousands)
Opening balance	648,696,070	583,949,612	1,163,153	1,051,450
Issues of ordinary shares during the period
Exercise of share options(1)	—	—	209	8,539
Transfer to employee share trust(1)	—	3,450,000	—	—
Share based compensation for services rendered	1,758,481	1,187,168	1,698	1,867
Placement of shares under a share placement agreement(2)	—	60,109,290	—	97,031
Transaction costs arising on share issue	—	—	21	(1,176)
Total contributions of equity during the period	1,758,481	64,746,458	1,928	106,261
Share options reserve transferred to equity on exercise of options	—	—	228	4,477
Ending balance	650,454,551	648,696,070	1,165,309	1,162,188

(1)

Options are issued to employees, directors and consultants in accordance with the Mesoblast Employee Share Option Plan. From July 1, 2020, unpaid shares are issued to the share trust to enable future option exercises to be settled. On exercise of options, the proceeds of the exercise are recorded in ordinary share capital in Mesoblast Limited and the exercise is settled by transfer of the shares from the share trust to the employee. Prior to July 1, 2020, the shares issued and share capital received on the exercise of options were recorded in ordinary share capital.

(2)

During the nine months ended March 31, 2021, 60,109,290 shares were issued in an equity purchase of Mesoblast Limited at A$2.30 per share to existing and new institutional investors, representing a 6.50% discount to the price calculated at the close of trading February 25, 2021. The investors also received warrants to acquire a further 15 million shares at a price of A$2.88 per share, a 25% premium to the placement price, which may raise up to a further A$43.2 million, on or before March 15, 2028. These warrants have been classified within warrant reserves, refer to Note 8(b).

(iii) Movements of shares in share trust

	As of March 31,		As of March 31,
	2022	2021	2022	2021
	Shares No.		(U.S. dollars, in thousands)
Opening balance(1)	771,983	3,500,000	—	—
Movement of shares in share trust
Transfer to employee share trust(2)	—	3,450,000	—	—
Exercise of share options(2)	(229,080)	(5,653,351)	—	—
Ending balance	542,903	1,296,649	—	—

(1)

In July 2020, the Group formed the Mesoblast Employee Share Trust, being a new trust formed to administer the Group’s employee share scheme. Prior to forming the new trust, the Group had been using the Mesoblast Limited Employee Share Trust for administering some aspects of the Group’s employee share scheme. In July 2020, 3,500,000 shares were transferred from Mesoblast Limited Employee Share Trust to the Mesoblast Employee Share Trust. These trusts have been consolidated, as the substance of the relationship is that the trusts are controlled by the Group.

(2)

Options are issued to employees, directors and consultants in accordance with the Mesoblast Employee Share Option Plan. From July 1, 2020, unpaid shares are issued to the share trust to enable future option exercises to be settled. On exercise of options, the proceeds of the exercise are recorded in ordinary share capital in Mesoblast Limited and the exercise is settled by transfer of the shares from the share trust to the employee. Prior to July 1, 2020, the shares issued and share capital received on the exercise of options were recorded in ordinary share capital.

b.	Warrant reserve
(in U.S. dollars, in thousands)	As of March 31,	As of June 30,
Warrant reserve	2022	2021
Opening balance	12,969	—
Warrants fair value at issue date - March 18, 2021	—	12,969
Closing Balance	12,969	12,969

In March 2021, the Group completed a A$138.0 million (US$110.0 million) private placement of 60,109,290 new fully-paid ordinary shares at a price of A$2.30. As part of this placement, the Group also issued one warrant for every four ordinary shares issued in the placement, which resulted in a further 15,027,327 warrants issued. Each warrant has an exercise price of A$2.88 per share and a 7 year term. The Group has a right to compel exercise of the warrants at any time, subject to the price of the Group’s ordinary shares trading at least A$4.32 for 45 consecutive days on the ASX. The warrants do not confer any rights to dividends or a right to participate in a new issue without exercising the warrant.